Share-Based Compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Options granted (in Shares)	97,742	17,113
Share based payment	SFr 346,035	SFr 1,206,303	SFr 368,793
Total expense recognized for equity-settled share-based payment transactions	SFr 346,035	SFr 1,223,696	SFr 351,401
Bottom of range [member]
Share-Based Compensation (Details) [Line Items]
Stock options exercise price (in Francs per share)	SFr 5.88	SFr 15.03
Top of range [member]
Share-Based Compensation (Details) [Line Items]
Stock options exercise price (in Francs per share)	SFr 584.66	SFr 575.8